Document and Entity Information	Sep. 30, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Sylvamo Corp
Amendment Flag	false
Entity Central Index Key	0001856485
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity File Number	001-40718
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	(901)
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE